PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Composition of assets, grouped by major classification, is as follows:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Computers and electronic equipment	$4,070	$4,048
Land	263	263
Office furniture and equipment	358	348
Vehicles	227	413
Leasehold improvements	8	8
	4,926	5,080
Less - accumulated depreciation and amortization	4,245	4,200
	$681	$880